Cover	Oct. 27, 2026
Cover [Abstract]
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Soliciting Material	8-K
Soliciting Material	FEDERAL HOME LOAN BANK OF INDIANAPOLIS
Soliciting Material	X1
Entity File Number	000-51404
Entity Tax Identification Number	35-6001443
Entity Address, Address Line One	8250 Woodfield Crossing Blvd.
Entity Address, City or Town	Indianapolis
Entity Address, Postal Zip Code	46240
Entity Address, State or Province	IN
City Area Code	(317)
Soliciting Material	false
Soliciting Material	false
Amendment Flag	false
Entity Central Index Key	0001331754
Document Period End Date	Oct. 27, 2026
Local Phone Number	465-0200